Provisions for Legal Claims and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of changes in provisions for litigation

		Income
	Balance as of January 1, 2024	Provision for litigations		Construction cost	Monetary restatement	Additions (Reversals) to assets		Transfers/Others (a)	Balance as of December 31, 2024
		Additions	Reversals	Additions			Settlements
Tax
Cofins	133,371	—	—	—	10,460	—	—	—	143,831
Others	75,059	13,588	(9,436)	—	13,263	—	(19,073)	—	73,401
	208,430	13,588	(9,436)	—	23,723	—	(19,073)	—	217,232
Labors	386,639	157,965	(84,258)	—	6,358	—	(159,619)	—	307,085
Employee benefits	37,516	7,951	(1,311)	—	—	—	(3,687)	—	40,469
Civil
Civil and administrative claims	954,667	188,730	(47,880)	—	67,389	(269)	(150,812)	(843,600)	168,225
Easements	114,125	286	(1,977)	(15,308)	—	2,065	(1,220)	—	97,971
Expropriations and property	112,764	528	(2,074)	3,091	200	8,675	(10,198)	(951)	112,035
Customers	2,444	160	(198)	—	(1,365)	—	(135)	—	906
Environmental	4,593	102	(807)	—	(66)	—	—	—	3,822
	1,188,593	189,806	(52,936)	(12,217)	66,158	10,471	(162,365)	(844,551)	382,959
Regulatory	7,738	5,916	(5,034)	—	725	—	(394)	—	8,951
	1,828,916	375,226	(152,975)	(12,217)	96,964	10,471	(345,138)	(844,551)	956,696
Current	336,000								–
Noncurrent	1,492,916								956,696
(a) Reclassification mainly to Other accounts payable (Note 25).

	Balance as of January 1, 2023	Income				Additions (Reversals) to assets	Settlements	Transfers/Others (a)	Balance as of December 31, 2023
		Provision for litigations		Construction cost	Monetary restatement
		Additions	Reversals	Additions
Tax
Cofins	123,564	—	—	—	9,807	—	—	—	133,371
Others	78,186	9,671	(7,444)	—	(2,452)	—	(15,955)	13,053	75,059
	201,750	9,671	(7,444)	—	7,355	—	(15,955)	13,053	208,430
Labors	536,464	103,916	(65,292)	—	43,877	(91)	(231,859)	(376)	386,639
Employee benefits	30,126	12,234	(4,328)	—	—	—	(516)	—	37,516
Civil
Civil and administrative claims	958,111	124,092	(19,763)	—	26,818	278	(119,067)	(15,802)	954,667
Easements	138,724	1,748	—	(21,596)	—	1,133	(5,884)	—	114,125
Expropriations and property	154,912	6,856	(1,461)	(4,349)	(535)	(42,700)	41	—	112,764
Customers	3,750	319	(1,676)	—	—	—	51	—	2,444
Environmental	5,269	1,264	(1,412)	—	(389)	—	(139)	—	4,593
	1,260,766	134,279	(24,312)	(25,945)	25,894	(41,289)	(124,998)	(15,802)	1,188,593
Regulatory	8,493	83,708	(84,764)	—	589	—	(288)	—	7,738
	2,037,599	343,808	(186,140)	(25,945)	77,715	(41,380)	(373,616)	(3,125)	1,828,916
Current	–								336,000
Noncurrent	2,037,599								1,492,916
(a) Reclassification mainly to Liabilities associated with assets classified as held for sale (Note 37) and recognition of loss in the business combination.

Schedule of details of provisions for legal claims and contingent liabilities

		Provisions for legal claims		Contingent liabilities
	Description	12.31.2024	12.31.2023	12.31.2024	12.31.2023
Tax
Cofins	Requirement of the Federal Revenue Service for the period from August 1995 to December 1996, due to the termination of a judicial decision that has recognized the Company's exemption from Cofins.	143,831	133,371	10,013	9,270
INSS	Tax requirements related to the social security contribution.	21,951	32,053	31,854	118,254
Federal taxes	Administrative requirements and questions from Receita Federal do Brasil (Federal Revenue Service).	25,521	2,328	19,385	40,755
ICMS (VAT)	Administrative requirements and questions from the State regarding the payment of ICMS (VAT) on the Company's invoices.	488	5,630	28,431	26,986
IPTU	Tax Requirement on Urban Territorial Property (IPTU) on properties affected by the public electricity service.	6,108	5,181	199,173	179,974
ISS	City halls tax requirement as ISS on construction services provided by third parties.	307	221	66,010	58,085
Other	Taxes, fees and other federal, state and municipal taxes in which the Company discusses the levy or not, as well as its bases and amounts for payment	19,026	29,646	89,332	84,808
		217,232	208,430	444,198	518,132
Labor	Charging of overtime, hazardous work, transfer surcharge, equalization / salary adjustment, among others, by employees and former employees of Copel; collection of indemnity installments and others, by ex-employees of contractors and outsourced companies (subsidiary responsibility).	307,085	386,639	293,076	291,768
Employee benefits	Labor claims filed by former retired employees against Fundação Copel, which will consequently cause repercussions for the Company and its wholly-owned subsidiaries, to the extent that additional contributions are required.	40,469	37,516	10,316	10,724
Regulatory
ESBR	ESBR filed Ordinary Lawsuit No. 10426-71.2013.4.01.4100 against ANEEL in the Federal Court of Rondônia, whose ruling: (i) acknowledged the exclusion of liability for the 535-day schedule overrun in the construction of the Jirau Hydropower Station; (ii) declares any obligations, penalties and costs imposed on ESBR as a result of the schedule overrun to be unenforceable, and (iii) annuls ANEEL Resolution 1,732/2013, which had recognized a schedule overrun of only 52 days. An appeal has been brought by ANEEL, pending judgment by the Federal Court of the 1st Region. The practical consequence of the ruling was, at the time it exempted ESBR, to expose the distributors with whom it entered into power trading contracts (CCEARs) to the Short-Term Market and to the high value of the Settlement Price of the Differences (Preço de Liquidação das Diferenças - PLD, in Portuguese) in the period, including Copel DIS. This occurred because the rules for the sale of electricity require that all energy consumed should have a corresponding contractual coverage. If the lawsuits are judged unfavorably against Copel, the amount will be classified as Sectorial Financial Asset to be recovered through tariff rates.	—	—	1,194,489	1,129,202
Colíder exclusion of liability	Discussion on the value of the transmission system usage fee (TUST) and monetary adjustment on energy values related to the period of exclusion of liability.
As a result of the judicial decision that excluded the period of delay in the Colíder HPP construction from the responsibility for the delivery of energy contracted in the Regulated Contracting Environment (ACR), the CCEE proceeded with the credit, valued at the PLD, of the energy previously backed to fulfill the ACR contracts. However, in the event of failure in the legal action, the Company must return the amounts credited, adjusted by the IGPM.
		—	—	351,542	307,285
Other	Aneel's notifications about possible breaches of regulatory standards	8,951	7,738	59,532	45,498
		8,951	7,738	1,605,563	1,481,985
(continued)

		Provisions for legal claims		Contingent liabilities
	Description	12.31.2024	12.31.2023	12.31.2024	12.31.2023
Civil
Tobacco growers	Actions whose main cause is the lack of electricity causing loss of production.	68,123	57,475	16,647	42,373
Arbitration	Arbitration process completed (Note 25.1).	—	672,000	—	—
Civil and administrative law	Other actions involving billing, supposed irregular procedures, administrative contracts and contractual fines, indemnity for accidents with the electric power network and accident with vehicles.	100,100	118,210	254,174	349,602
Indemnification to third parties (civil)	Action for compensation for damages caused by the construction of a power plant. A judicial agreement was reached to end the dispute, through reciprocal concessions and settlements, including payment of compensation and costs of the losing party, in two installments, due in December/24 and June/25. The balance was transferred to other accounts payable (Note 25).	—	106,986	—	104,192
Easements	Discussion between the amount determined by Copel for payment and the amount claimed by the property owner and/or when the owner's documentation supporting title to the property may not be registered (when probate proceedings are still in progress, properties have no registry number with the land registry, etc.), intervention in third-party adverse possession, either as a confronter, or in case of a property where there are areas of easement of passage, in order to preserve the limits and boundaries of expropriated areas.	97,971	114,125	18,915	24,551
Expropriations and property	Discussion between the amount assessed by Copel for payment and the amount claimed by the owner, and / or when the owner's documentation does not present conditions for registration (inventories in progress, properties without registration, among others); actions for repossession of real estate owned by the concessionaire; intervention in the adverse possession of third parties, as a confrontant, in order to preserve the limits and confrontations of the expropriated areas.	112,039	112,764	15,138	22,225
Consumers	Lawsuits seeking compensation for damages caused to household appliances, industrial and commercial machinery, compensation for moral damages resulting from the provision of services (suspension of supply) and lawsuits filed by industrial consumers, questioning the legality of the increase in electricity rates, which occurred during the Cruzado Plan, and seeking reimbursement of the amounts involved.	904	2,442	1,197	1,077
Environmental	Public civil and class actions whose purpose is to obstruct the progress of environmental licensing for new projects or to recover permanent preservation areas located around the hydroelectric power plant dams unlawfully used by private individuals. If the outcome of the lawsuits is unfavorable to the Company, Management estimates only the cost to prepare new environmental studies and to recover the areas owned by Copel GeT. They also include the Commitment Agreements (Termos de Ajuste de Conduta - TAC, in Portuguese), which refer to the commitments agreed-upon and approved between the Company and the relevant bodies, for noncompliance with any condition provided for by the Installation and Operating Licenses.	3,822	4,591	148,694	226,833
		382,959	1,188,593	454,765	770,853
		956,696	1,828,916	2,807,918	3,073,462